Financing Charges - Schedule of Financing Charges (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 479	$ 447
Derecognition of deferred financing costs	24	0
Unrealized loss (gain) on Foreign-Exchange Contract (Note 4)	22	(25)
Interest on short-term notes	19	14
Interest on convertible debentures (Notes 4, 17)	7	62
Other	18	21
Less: Interest capitalized on construction and development in progress	(48)	(53)
Interest earned on cash and cash equivalents	(7)	(7)
Net financing charges	$ 514	$ 459